SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2020 is as follows:

	Number of Options	Weighted average exercise price	Aggregate intrinsic value
			(U.S. $ in thousands)
Balance as of January 1, 2020	7,507,811	$8.17
Granted	936,500	$10.72
Exercised	(742,217)	$1.66
Forfeited	(771,951)	$14.51
Balance as of December 31, 2020	6,930,143	$8.51	$43,041
Exercisable as of December 31, 2020	3,947,211	$5.01	$34,711

Schedule of Outstanding and Exercisable Options Granted

The following table summarizes the Company’s outstanding and exercisable options granted as of December 31, 2020:

	Options Outstanding		Options Exercisable
Exercise Price	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Options exercisable as of December 31, 2020	Weighted average remaining contractual term
		(years)		(years)
$ 0.004 - $ 1.76	3,551,405	8.9	3,029,037	9.3
$ 7.55 - $ 11.70	1,335,866	8.7	285,874	8.1
$ 16.68 - $ 19.21	1,153,275	8.6	321,309	8.6
$ 22.70 - $ 29.74	889,597	8.3	310,991	8.3
	6,930,143	8.7	3,947,211	9.0

Schedule of Assumptions of Fair Value of Stock Options Granted

The fair value of stock options granted was estimated using the Black-Scholes option-pricing model. The assumptions used to value options granted during the year ended December 31, 2019 and 2020 were as follows:

	Year ended December 31,
	2019	2020
Expected volatility	50.4%-65.9%	51.7%-56.2%
Expected dividends yields	0%	0%
Expected term (in years)	5.5-7.0	5.5-7.0
Risk free rate	1.53%- 2.63%	0.31%-1.03%
Weighted average grant date fair value	9.63	5.36

Schedule of RSUs Activity

A summary of the Company’s RSUs activity for the year ended December 31, 2020 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value

Balance as of January 1, 2020	-	$-
Granted	1,346,522	$9.23
Vested	-	$-
Forfeited	(34,820)	$9.98
Unvested RSUs as of December 31, 2020	1,311,702	$9.21

Schedule of Share Based Compensation Expense

Stock-based compensation expense for stock options and RSUs included in the Company’s Statements of Comprehensive Loss were allocated as follows:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Cost of revenues	$634	$1,514	$2,024
Research and development	731	2,370	4,437
Sales and marketing	1,458	4,849	4,635
General and administrative	358	2,194	3,929
Total share-based compensation expense	$3,181	$10,927	$15,025